INCOME TAX - Income tax benefit on amounts recognized in OCI (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Pre allocation			$ 110	$ 90	$ (6)
Tax allocation			(4,892)	0	(420)
Income tax expense (benefit)	(110)	28	(4,782)	90	(426)
Comprehensive Income, Tax			110
Other comprehensive income, pension before tax			32,464
Other comprehensive income, post retirement benefits before tax			57,235
Unrealized and realized gains and losses on available-for-sale securities			(57)	(268)	(200)
Other comprehensive income before tax			89,642
Pension, tax			1,772
Post retirement benefits, tax			3,123
Unrealized gain (loss) on securities, tax			(3)
Tax effect of other comprehensive income gains	$ 138	$ 0	$ 4,892	$ 0	$ 0